WARRANT LIABILITY (Tables)	3 Months Ended
Mar. 31, 2022
Schedule Of Change In Warrant Liability
	March 31, 2022	December 31, 2021
Balance at beginning of the period	$741	$2,295
Warrants issued	2,240	-
Fair value adjustment	(233)	(1,581)
Effect of movement in exchange rates	25	27
Balance at end of the period	$2,773	$741

Schedule Of Warrants Outstanding And Exercisable
	Underlying Shares	Weighted Average Exercise Price
Warrants outstanding and exercisable, January 1, 2021	2,980,774	$0.80
Exercised	(1,030,362)	$0.80
Warrants outstanding and exercisable, December 31, 2021	1,950,412	$0.80
Issued	7,000,000	$1.09
Warrants outstanding and exercisable, March 31, 2022	8,950,412	$1.03

		All Warrants Outstanding and Exercisable
Expiry Date	Exercise Price per Share	March 31, 2022	December 31, 2021
September 21, 2023	$1.09	7,000,000	-
September 25, 2023	$0.80	1,950,412	1,950,412
		8,950,412	1,950,412

Schedule Of Fair Value Of Warrant Liability
	March 31, 2022	December 31, 2021
Weighted average assumptions:
Risk-free interest rate	2.17%	0.91%
Expected dividend yield	0%	0%
Expected warrant life (years)	1.48	1.73
Expected stock price volatility	73.94%	83.13%
Weighted average fair value	$0.34	$0.38